Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Jun. 30, 2025
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	The Company recognizes the importance of identifying, assessing and managing risks associated with cybersecurity threats to protect its data, systems, and stakeholders. Cybersecurity is integral to VivoPower’s operational resilience, particularly given its reliance on digital systems supporting its electric vehicles, supply chain, and digital assets operations.

Risk Management and Strategy

We maintain policies and procedures for the identification, assessment and management of material cybersecurity risks. These include:

●	regular risk assessments and network monitoring to identify vulnerabilities across corporate and subsidiary systems;
●	deployment of multi-factor authentication, encryption, and access-control mechanisms for sensitive data and systems;
●	cyber incident response and recovery protocols aligned with recognized frameworks; and
●	due diligence and ongoing oversight of third-party vendors, including cloud, banking and digital-asset service providers, to ensure their cybersecurity controls meet appropriate standards.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	Cybersecurity is integral to VivoPower’s operational resilience, particularly given its reliance on digital systems supporting its electric vehicles, supply chain, and digital assets operations.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	To date, the Company has not experienced any cybersecurity incidents that have materially affected its business strategy, results of operations, or financial condition.
Cybersecurity Risk Board of Directors Oversight [Text Block]	Governance

The Board of Directors has ultimate oversight of cybersecurity risk management and receives periodic updates from management on cybersecurity risks and incidents. Day-to-day responsibility for cybersecurity oversight resides with the Chief Technology Officer and Chief Financial Officer, who coordinate with external IT team and consultants. These executives are responsible for ensuring that security policies, training programs and incident-response plans remain current with evolving regulatory and technological developments.